Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			$ 17,248	$ 13,861
Deferred tax liabilities			(48,692)	(42,518)
Net deferred tax liabilities			(31,444)	(28,657)
Net deferred tax liabilities	$ (28,657)	$ (24,874)	(31,444)	(28,657)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	28,657	24,874
Deferred income tax expense through income statement	2,787	3,783
Ending balance	$ 31,444	$ 28,657
Reclamation and closure cost obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			4,594	3,996
Carried forward tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			3,386	1,079
Accounts payable and accrued liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			5,642	4,235
Deductibility of resource taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			3,436	3,597
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			190	954
Mineral Properties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			(34,541)	(30,413)
Mining and foreign withholding taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			(8,412)	(6,973)
Equipment and Building [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			(4,413)	(4,658)
Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			$ (1,326)	$ (474)